Cover	Jan. 06, 2022
Cover [Abstract]
Entity Registrant Name	Good Hemp, Inc.
Entity Central Index Key	0001464865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 06, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	000-54509
Entity Tax Identification Number	45-2578051
Entity Address Address Line 1	20311 Chartwell Ctr. Dr
Entity Address Address Line 2	Ste. 1469
Entity Address City Or Town	Cornelius
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28031
City Area Code	800
Local Phone Number	947-9197
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false